Investments in joint Ventures - Schedule of Voting Rights in Joint Ventures (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Silicon Manufacturing Partners Pte Ltd. (“SMP”)
Disclosure of joint ventures [line items]
Voting rights (as a percent)	49.00%	49.00%
Sensry GmbH (“Sensry”)
Disclosure of joint ventures [line items]
Voting rights (as a percent)	25.00%	25.00%